Finance Income (Tables)	12 Months Ended
Dec. 31, 2022
Finance income [Abstract]
Summary of Finance Income
(1)	Finance income for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020	2021	2022

		In millions of won
Interest income	￦	242,586	221,874	340,753
Dividends income		7,316	10,522	28,875
Gains on disposal of financial assets		11,992	7,718	11,199
Gains on valuation of financial assets at fair value through profit or loss		12,904	14,338	7,099
Gains on valuation of derivatives		57,563	860,011	595,256
Gains on transaction of derivatives		146,448	124,900	429,847
Gains on foreign currency translation		1,005,961	146,349	389,361
Gains on foreign currency transactions		24,009	15,618	29,997
Other financial income		1,470	1,284	925

	￦	1,510,249	1,402,614	1,833,312

Summary of Interest Income
(2)	Details of interest income included in finance income for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020	2021	2022

		In millions of won
Cash and cash equivalents	￦	9,419	12,692	51,872
Financial assets at fair value through profit or loss		19,114	18,415	58,540
Financial assets at amortized cost		612	797	1,308
Loans		26,232	25,196	33,545
Short-term financial instruments		25,540	7,531	15,827
Long-term financial instruments		10,406	12,470	14,371
Other financial assets		228	230	637
Trade and other receivables		151,035	144,543	164,653

	￦	242,586	221,874	340,753